EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY
EQUITY

15.EQUITY

Ordinary shares

The Company’s authorized share capital is 5,000,000 ordinary shares, par value $0.01 per share. On December 4, 2018, the Company issued 100 ordinary shares, which issuance was considered as being part of the reorganization of the Company and was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On May 13, 2019, the Company issued two ordinary shares, par value $0.01 per share, to Etone Investment, in exchange of capital contribution of $1,797,731 (HK$14,000,000).

15.EQUITY (CONTINUED)

On July 6, 2020, the Company’s shareholders and Board of Directors approved: (i) an increase of the authorized ordinary shares from 5,000,000 shares of a nominal or par value of US$0.01 to 100,000,000 shares of a nominal or par value of US$0.0005, (ii) a 20-for-1 stock split to sub-divide the original 102 shares of issued ordinary shares in the capital of the Company into 2,040 shares of ordinary shares, and (iii) the issuance of an aggregated 20,397,960 shares of ordinary shares, at par value of$0.0005, to all existing shareholders on a pro rata basis. No cash or other consideration was paid for the issuance of 20,397,960 ordinary shares. All the existing shareholders and directors of the Company consider this stock issuance was part of the Company’s reorganization to result in 20,400,000 ordinary shares issued and outstanding prior to completion of this offering and similar to stock split. The Company believes it is appropriate to reflect stock split on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 100,000,000 authorized shares, par value of US$0.0005, of which 20,400,000 and 20,400,000 were issued and outstanding as of December 31, 2020 and 2019, respectively.

On February 10, 2021, the Company closed its initial public offering ("IPO") of 6,000,000 ordinary shares at a public offering price of US$5.00 per ordinary share. On March 2, 2021, Univest Securities, LLC, the representative of the underwriters in the IPO exercised in full its option to purchase an additional 900,000 ordinary shares at a price of $5.00. Gross proceeds of the Company's IPO, including the proceeds from the sale of the over-allotment shares, totaled $34.5 million, before deducting underwriting discounts and other related expenses.

On March 18, 2021, the Company entered into a securities purchase agreement (the "Securities Purchase Agreement") with two investors, including a wholly-owned subsidiary of Ebang International Holdings Inc. (Nasdaq: EBON) for an investment of US$10 million. Pursuant to the Securities Purchase Agreement and an exemption from registration requirements of Section 5 of the Securities Act of 1933, as amended (the "Securities Act") contained in Regulation S promulgated under the Securities Act, the Company issued an aggregate of 1,960,784 units to the investors, with each unit consisting of one ordinary share of the Company, par value $0.0005 per share (the "Ordinary Shares") and a warrant to purchase one half of one Ordinary Share at an exercise price of $5.61 per Ordinary Share (subject to adjustment).

As of December 31, 2021 and 2020, the Company had issued and outstanding ordinary shares of 29,260,784 and 20,400,000, respectively.

Cash dividends

On December 31, 2018, the Company’s Board of Directors approved a resolution to declare cash dividends of $7,269,978 (RMB 50,000,000) to its shareholders.

During the year ended December 31, 2021, 2020 and 2019, the Company paid dividends of $2,170,273, $nil, and $4,052,802 to its shareholders. As of December 31, 2021 and 2020, the Company had dividends payable of $1,255,375 (RMB 8,000,000) and $3,371,648 (RMB 22,000,000), respectively. The Company does not intend to pay dividends payable out of the proceeds from its initial public offering. From January 1, 2022 through the date of this report, the Company paid dividends of $470,765 (RMB 3,000,000) to the shareholders. The Company plans to pay the remaining balance of dividend payable of $784,610 (RMB 5,000,000) out of the retained earnings balance before June 30, 2022.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Beijing Baosheng and its subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Beijing Baosheng and its subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

15.EQUITY (CONTINUED)

As of December 31, 2021 and 2020, the Company’s PRC profit generating subsidiaries accrued statutory reserve funds of $898,133 and $898,133, respectively.

In the litigation process of a Contractual Dispute (see Note 17 Contingencies), pursuant to the Freezing Order, Beijing Baosheng’s assets in the amount of RMB47.7 million were ordered to be frozen, including 100% of the equity interests in Horgos Baosheng and Kashi Baosheng. In addition to the above mentioned restricted on the paid-in capital and statutory reserve funds of PRC subsidairies, the retained earnings of Horgos Baosheng and Kashi Baosheng are also restricted from payment of dividends.

As of December 31, 2021 and 2020, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiaries, and retained earnings of Horgos Baosheng and Kashi Baosheng, of $63,209,808 and $39,296,855, respectively.